Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Variable lease costs	$ 792	$ 714	$ 585
Short-term lease costs	96	47	222
Low-value lease costs	$ 28	$ 34	$ 40